UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-03235
                                                     ---------

			 FMI Common Stock Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)


			100 East Wisconsin Avenue, Suite 2200
			    Milwaukee, Wisconsin 53202
                              --------------------
              (Address of principal executive offices) (Zip code)


				Ted D. Kellner
			    Fiduciary Management, Inc.
			100 East Wisconsin Avenue, Suite 2200
			      Milwaukee, WI 53202
                               ------------------
                    (Name and address of agent for service)


                                 (414) 226-4555
                                 --------------
               (Registrant's telephone number, including area code)


Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2007
                          -------------

Item 1. Schedule of Investments.



                          FMI Common Stock Fund, Inc.
                            Schedule of Investments
                               December 31, 2007
                                  (Unaudited)


Shares or Principal Amount                                            Value
-----------------------------------------------------------------------------

COMMON STOCKS-99.1% (A)

COMMERCIAL SERVICES SECTOR-18.8%
--------------------------------
        Advertising/Marketing Services-3.5%
    856,500    Harte-Hanks, Inc.                                 $14,817,450

        Miscellaneous Commercial Services-3.9%
    249,300    G & K Services, Inc.                                9,353,736

    513,500    Navigant Consulting, Inc.*                          7,019,545

                                                           -----------------
                                                                  16,373,281


        Personnel Services-11.4%
    617,700    AMN Healthcare Services, Inc.*                     10,605,909

    645,800    Korn/Ferry International*                          12,153,956

  1,486,100    MPS Group, Inc.*                                   16,257,934

    200,100    Watson Wyatt Worldwide Inc.                         9,286,641

                                                           -----------------
                                                                  48,304,440

CONSUMER DURABLES SECTOR-2.2%
-----------------------------
        Home Furnishings-2.2%
    330,900    Ethan Allen Interiors Inc.                          9,430,650


CONSUMER NON-DURABLES SECTOR-2.0%
---------------------------------
        Apparel/Footwear-2.0%
    420,500    Liz Claiborne, Inc.                                 8,557,175


CONSUMER SERVICES SECTOR-1.2%
-----------------------------
        Publishing: Books/Magazines-1.2%
     91,300    Meredith Corp.                                      5,019,674


DISTRIBUTION SERVICES SECTOR-9.2%
---------------------------------
        Electronics Distributors-5.3%
    359,800    Arrow Electronics, Inc.*                           14,132,944

    256,700    ScanSource, Inc.*                                   8,304,245

                                                           -----------------
                                                                  22,437,189

        Wholesale Distributors-3.9%
    832,700    Beacon Roofing Supply, Inc.*                        7,011,334

    206,800    United Stationers Inc.*                             9,556,228

                                                           -----------------
                                                                  16,567,562

ELECTRONIC TECHNOLOGY SECTOR-0.2%
---------------------------------
        Computer Peripherals-0.2%
     44,000    Imation Corp.                                         924,000


ENERGY MINERALS SECTOR-2.5%
---------------------------
        Oil & Gas Production-2.5%
    269,600    St. Mary Land & Exploration Co.                    10,409,256


FINANCE SECTOR-11.8%
--------------------
        Insurance Brokers/Services-3.9%
    676,900    Arthur J. Gallagher & Co.                          16,374,211

        Life/Health Insurance-4.4%
    453,200    Protective Life Corp.                              18,590,264

        Property/Casualty Insurance-3.5%
    959,350    Old Republic International Corp.                   14,783,583


HEALTH TECHNOLOGY SECTOR-3.5%
-----------------------------
        Medical Specialties-3.5%
    132,200    Beckman Coulter, Inc.                               9,624,160

    122,000    West Pharmaceutical Services, Inc.                  4,951,980

                                                           -----------------
                                                                  14,576,140

INDUSTRIAL SERVICES SECTOR-7.2%
-------------------------------
        Environmental Services-2.7%
    366,450    Waste Connections, Inc.*                           11,323,305

        Oilfield Services/Equipment-4.5%
    161,100    Bristow Group, Inc.*                                9,126,315

    252,700    Dresser-Rand Group, Inc.*                           9,867,935

                                                           -----------------
                                                                  18,994,250

PROCESS INDUSTRIES SECTOR-11.1%
-------------------------------
        Containers/Packaging-6.2%
    303,200    AptarGroup, Inc.                                   12,403,912

    504,700    Bemis Company, Inc.                                13,818,686

                                                           -----------------
                                                                  26,222,598

        Industrial Specialties-4.9%
    213,600    Cabot Microelectronics Corp.*                       7,670,376

    568,700    Valspar Corp.                                      12,818,498

                                                           -----------------
                                                                  20,488,874

PRODUCER MANUFACTURING SECTOR-13.1%
-----------------------------------
        Building Products-3.8%
    432,800    Watsco, Inc.                                       15,909,728

        Electrical Products-5.9%
    192,600    Acuity Brands, Inc.                                 8,667,000

     84,700    Littelfuse, Inc.*                                   2,791,712

    504,200    Molex Inc. Cl A                                    13,245,334

                                                           -----------------
                                                                  24,704,046

        Industrial Machinery-1.3%
    157,350    IDEX Corp.                                          5,685,056

        Office Equipment/Supplies-2.1%
    249,100    HNI Corp.                                           8,733,446


RETAIL TRADE SECTOR-7.8%
------------------------
        Discount Stores-3.7%
    812,300    Family Dollar Stores, Inc.                         15,620,529

        Food Retail-1.8%
    220,900    Ruddick Corp.                                       7,658,603

        Specialty Stores-2.3%
    400,900    PetSmart, Inc.                                      9,433,177


TECHNOLOGY SERVICES SECTOR-2.5%
-------------------------------
        Information Technology Services-2.5%
    774,700    Perot Systems Corp.*                               10,458,450


TRANSPORTATION SECTOR-6.0%
--------------------------
        Air Freight/Couriers-0.7%
    204,900    Pacer International, Inc.                           2,991,540

        Trucking-5.3%
    647,400    Hunt (J.B.) Transport Services, Inc.               17,835,870

    261,400    Werner Enterprises, Inc.                            4,451,642

                                                           -----------------
                                                                  22,287,512
                                                           -----------------
               Total common stocks
                  (Cost $399,425,289)                            417,675,989


SHORT-TERM INVESTMENTS-0.8% (A)
        Variable Rate Demand Note-0.8%
 $3,269,426    U.S. Bank, N.A., 4.61%                              3,269,426

                                                           -----------------
               Total short-term investments
                  (Cost $3,269,426)                                3,269,426
                                                           -----------------
               Total investments-99.9%
		  (Cost $402,694,715)                            420,945,415

               Cash and receivables, less
                  liabilities-0.1% (A)                               395,631
                                                           -----------------
               TOTAL NET ASSETS-100.0%                          $421,341,046
                                                           =================

* Non-income producing security.
(A) Percentages for the various classifications relate to net assets.


As of December 31, 2007, investment cost for federal tax purposes was $402,709,817 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation            $63,396,729

Aggregate gross unrealized depreciation            (45,161,131)
                                                ---------------
Net unrealized appreciation                        $18,235,598
						===============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Common Stock Fund, Inc.
                   -------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               ---------------------------
                                Ted D. Kellner, President

     Date   2/8/08
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ---------------------------
                                    Ted D. Kellner, President

     Date   2/8/08
           --------------

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ------------------------
 				   Ted D. Kellner, Treasurer


     Date   2/8/08
           --------------